KEY MANAGEMENT PERSONNEL'S REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2020
KEY MANAGEMENT PERSONNEL'S REMUNERATION [abstract]
Schedule of directors' remuneration

Directors'remuneration

		Salaries			Total
		allowances	Performance	Pension	paid/payable
		and benefits	related	scheme	during
	Fees (1)	in kind (1)	bonuses (1)	contributions	the year
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

2018
Executive directors:

Yuan Guangyu	-	231	546	143	920
Xu Keqiang	-	231	467	143	841

Subtotal	-	462	1,013	286	1,761

Non-executive directors:

Yang Hua	-	-	-	-	-
Wang Dongjin(2) (4)	-	-	-	-	-
Liu Jian(3)	-	-	-	-	-
Wu Guangqi (2)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive
directors:
Chiu Sung Hong	946	-	-	-	946
Lawrence J. Lau	802	-	-	-	802
Tse Hau Yin, Aloysius	946	-	-	-	946
Kevin G. Lynch	802	-	-	-	802
Subtotal	3,496	-	-	-	3,496
Total	3,496	462	1,013	286	5,257

		Salaries			Total
		allowances	Performance	Pension	paid/payable
		and benefits	related	scheme	during
	Fees (1)	in kind (1)	bonuses (1)	contributions	the year
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

2019
Executive directors:

Xu Keqiang (10)	-	257	870	186	1,313
Yuan Guangyu (8)	-	175	1,034	128	1,337

Subtotal	-	432	1,904	314	2,650

Non-executive directors:

Wang Dongjin(9)	-	-	-	-	-
Yang Hua(7)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive
directors:

Chiu Sung Hong	985	-	-	-	985
Lawrence J. Lau	835	-	-	-	835
Tse Hau Yin, Aloysius	1,029	-	-	-	1,029
Qiu Zhi Zhong (6)	543	-	-	-	543
Kevin G. Lynch(5)	294	-	-	-	294

Subtotal	3,686	-	-	-	3,686
Total	3,686	432	1,904	314	6,336

2020
Executive directors:

Xu Keqiang (11)	-	239	576	149	964
Hu Guangjie (12)	-	176	193	116	485
Subtotal	-	415	769	265	1,449

Non-executive directors:

Wang Dongjin (15)	-	-	-	-	-
Li Yong (14)	-	-	-	-	-
Wen Dong Fen (13)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive directors:
directors:

Chiu Sung Hong	998	-	-	-	998
Lawrence J. Lau	846	-	-	-	846
Tse Hau Yin, Aloysius	1,042	-	-	-	1,042
Qiu Zhi Zhong	846	-	-	-	846

Subtotal	3,732	-	-	-	3,732

Total	3,732	415	769	265	5,181

Notes:

(1)        Fees, salaries, allowances, benefits in kind and performance related bonuses represent the gross amount (before applicable individual salary tax) paid/payable to individual directors.

(2)        On April 27, 2018, Mr. Wang Dongjin was appointed as a Non-executive Director and a member of the Remuneration Committee of the Company. Mr. Wu Guangqi resigned as a Non-executive Director and a member of the Remuneration Committee of the Company.

(3)         On August 16, 2018, Mr. Liu Jian resigned as the Vice Chairman and a Non-executive Director of the Company.

(4)         On December 5, 2018, Mr. Wang Dongjin, a Non-executive Director, was appointed as the Vice Chairman of the Company.

(5)         On May 7, 2019, Mr. Kevin G. Lynch resigned as an Independent Non-executive Director and a member of the Nomination Committee of the Company.

(6)         On May 7, 2019, Mr. Qiu Zhi Zhong was appointed as an Independent Non-executive Director and a member of the Nomination Committee of the Company.

(7)        On September 2, 2019, Mr. Yang Hua resigned as a Non-executive Director, the Chairman of the Board and the Chairman of the Nomination Committee of the Company.

(8)         On September 2, 2019, Mr. Yuan Guangyu resigned as an Executive Director and the Chief Executive Officer of the Company.

(9)         On November 18, 2019, Mr. Wang Dongjin was appointed as the Chairman of the Board and the Chairman of the Nomination Committee of the Company, and no longer served as the Vice Chairman of the Board.

(10)      On November 19, 2019, Mr. Xu Keqiang, Executive Director and the President of the Company, was appointed as the Chief Executive Officer of the Company.

(11)       On March 20, 2020, Mr. Xu Keqiang resigned as the President of the Company and he remains to serve as an Executive Director and the Chief Executive Officer of the Company.

(12)        On March 20, 2020, Mr. Hu Guangjie was appointed as an Executive Director and the President of the Company.

(13)      On April 27, 2020, Ms. Wen Dongfen was appointed as Vice Chairman of the Board, a Non-executive Director of the Company.

(14)      On September 29, 2020, Mr. Li Yong was appointed as a Non-executive Director and   a member of the Remuneration Committee of the Company.

(15)      On September 29, 2020, Mr. Wang Dongjin ceased to serve as a member of the Remuneration Committee of the Company.

Schedule of other key management personnel's (excluding Directors') remuneration	Other key management personnel's (excluding Directors') remuneration
	2018	2019	2020

Short term employee benefits	9	13	10
Pension scheme contributions	1	1	1
Amount paid/payable during the year	10	14	11

Schedule of bands of the remuneration of other key management personnel (excluding Directors) and the related number of members of other key management personnel (excluding Directors)

The bands of the remuneration of other key management personnel (excluding Directors) and the related number of members of other key management personnel (excluding Directors) are as follows:

	Number of employees
	2018	2019	2020

Nil to RMB2,000,000	9	4	10
RMB2,000,001 to RMB2,500,000	-	3	-
	9	7	10